Finance income and expenses (Schedule of finance expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Finance expenses:
Bank fees	₪ 586	$ 161	₪ 535	₪ 420
Portfolio management fees	1,107	303	204	181
Changes in fair value of financial assets at fair values	0	0	0	16,043
Other	240	66	782	135
Total finance expenses	₪ 1,933	$ 530	₪ 1,521	₪ 16,779